Retirement-Related Benefits (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	$ (25)	$ (394)	$ (384)
Defined Benefit Pension Plans
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	(40)	(408)	(398)
Defined Benefit Pension Plans | U.S. Plan(s)
Retirement-related plans cost
Interest cost	2,456	2,601	2,682
Expected return on plan assets	(4,043)	(4,017)	(4,009)
Amortization of prior service costs/(credits)	10	10	10
Recognized actuarial losses	818	471	411
Curtailments and settlements		1
Total net periodic pension (income)/cost of defined benefit plans	(759)	(935)	(906)
Defined Benefit Pension Plans | Non-U.S. Plans
Retirement-related plans cost
Service cost	505	508	585
Interest cost	1,843	1,841	1,898
Expected return on plan assets	(2,521)	(2,461)	(2,534)
Amortization of transition assets	0	0	0
Amortization of prior service costs/(credits)	(162)	(174)	(126)
Recognized actuarial losses	957	712	624
Curtailments and settlements	1	27	(126)
Multi-employer plan/other costs	111	89	200
Total net periodic pension (income)/cost of defined benefit plans	734	541	521
Nonpension Postretirement Plans
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	345	347	350
Nonpension Postretirement Plans | U.S. Plan(s)
Retirement-related plans cost
Service cost	33	33	41
Interest cost	236	262	289
Amortization of prior service costs/(credits)		(14)	(39)
Total net periodic pension (income)/cost of defined benefit plans	269	281	292
Nonpension Postretirement Plans | Non-U.S. Plans
Retirement-related plans cost
Service cost	11	9	10
Interest cost	67	59	51
Expected return on plan assets	(10)	(9)	(8)
Amortization of transition assets	0	0	0
Amortization of prior service costs/(credits)	(4)	(5)	(6)
Recognized actuarial losses	13	12	11
Total net periodic pension (income)/cost of defined benefit plans	$ 76	$ 66	$ 58